Schedule of changes in allowance for doubtful advances (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Balance at the beginning of the year	₨ 554,726	₨ 486,254
Provisions accrued during the year	178,342	93,000
Amount written off during the year	(5,602)
Balance at the end of the year	687,511	554,726
Allowance For Doubtful Advances [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	24,534	16,234
Provisions accrued during the year	15,106	12,364
Amount written off during the year	(14,097)	(4,064)
Provision moved to provision on trade receivables (refer note 26)	(5,602)
Balance at the end of the year	₨ 19,941	₨ 24,534